Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Cash flow from operating activities
Net loss		$ (17,301)		$ (11,589)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization		21		19
Stock-based compensation expense		943		1,096
Amortization of premium on marketable debt securities		126		16
Interest income from short-term deposits		(7)		(268)
Gain from realization of marketable debt securities		(19)		(10)
Changes in operating assets and liabilities:
Decrease in other accounts receivable		325		158
Decrease in trade payables		(1,417)		(2,123)
Increase (decrease) in other accounts payable		412		(141)
Net cash used in operating activities		(16,917)		(12,842)
Cash flow from investing activities
Purchase of property and equipment		(8)		(5)
Investment in available for sale securities		(7,831)		(26,979)
Sale (investment) in short term deposits, net		2,005		(4,000)
Maturity of short term deposits				4,800
Consideration from sale of available for sale securities		6,359		28,588
Net cash provided by (used in) investing activities		525		2,404
Cash flow from financing activities
Proceeds from exercise of options (*)			[1]	61
Issuance of Ordinary shares, net of issuance cost (**)	[2]	17,368
Net cash provided in financing activities		17,368		61
Increase (decrease) in cash and cash equivalents and restricted cash		976		(10,377)
Cash and cash equivalents and restricted cash at the beginning of the period		7,060		16,043
Cash and cash equivalents and restricted cash at the end of the period		8,036		5,666
Supplemental disclosure of cash flow information:
Cash received from interest		347		317
Non-cash transactions:
Recognition of right-of-use asset and lease liability from adoption of ASU 2016-02		$ 530		$ 35

[1]	Represents amount less than $1.
[2]	See notes 3.3 and 3.4.